TRADE AND OTHER ACCOUNTS RECEIVABLE CURRENT, AND NON- CURRENT ACCOUNTS RECEIVABLE (Details) - Schedule of expected credit losses - USD ($) $ in Thousands		Dec. 31, 2022	Dec. 31, 2021
TRADE AND OTHER ACCOUNTS RECEIVABLE CURRENT, AND NON- CURRENT ACCOUNTS RECEIVABLE (Details) - Schedule of expected credit losses [Line Items]
Gross book value	[1]	$ 952,625	$ 765,050
Impairment loss Provision		$ (67,232)	$ (81,004)
Up to date [Member]
TRADE AND OTHER ACCOUNTS RECEIVABLE CURRENT, AND NON- CURRENT ACCOUNTS RECEIVABLE (Details) - Schedule of expected credit losses [Line Items]
Expected loss rate	[2]	1.00%	2.00%
Gross book value	[1]	$ 745,334	$ 570,307
Impairment loss Provision		$ (8,749)	$ (8,806)
From 1 to 90 days [Member]
TRADE AND OTHER ACCOUNTS RECEIVABLE CURRENT, AND NON- CURRENT ACCOUNTS RECEIVABLE (Details) - Schedule of expected credit losses [Line Items]
Expected loss rate	[2]	3.00%	10.00%
Gross book value	[1]	$ 142,780	$ 116,613
Impairment loss Provision		$ (3,758)	$ (11,840)
From 91 to 180 days [Member]
TRADE AND OTHER ACCOUNTS RECEIVABLE CURRENT, AND NON- CURRENT ACCOUNTS RECEIVABLE (Details) - Schedule of expected credit losses [Line Items]
Expected loss rate	[2]	15.00%	31.00%
Gross book value	[1]	$ 8,622	$ 11,376
Impairment loss Provision		$ (1,297)	$ (3,567)
From 181 to 360 days [Member]
TRADE AND OTHER ACCOUNTS RECEIVABLE CURRENT, AND NON- CURRENT ACCOUNTS RECEIVABLE (Details) - Schedule of expected credit losses [Line Items]
Expected loss rate	[2]	79.00%	72.00%
Gross book value	[1]	$ 8,269	$ 3,864
Impairment loss Provision		$ (6,565)	$ (2,766)
more of 360 days [Member]
TRADE AND OTHER ACCOUNTS RECEIVABLE CURRENT, AND NON- CURRENT ACCOUNTS RECEIVABLE (Details) - Schedule of expected credit losses [Line Items]
Expected loss rate	[2]	98.00%	86.00%
Gross book value	[1]	$ 47,620	$ 62,890
Impairment loss Provision		$ (46,863)	$ (54,025)

[1]	The gross book value represents the maximum credit risk value of trade accounts receivables.
[2]	Corresponds to the consolidated expected rate of accounts receivable.